Shareholder Report, Holdings (Details)	Apr. 30, 2025
C000005552 | New York
Holdings [Line Items]
Percent of Net Asset Value	12.20%
C000005552 | Virginia
Holdings [Line Items]
Percent of Net Asset Value	8.80%
C000005552 | Texas
Holdings [Line Items]
Percent of Net Asset Value	8.60%
C000005552 | Georgia
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000005552 | Puerto Rico
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000005552 | California
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000005552 | Florida
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000005552 | Michigan
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000005552 | Washington
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000005552 | Other Holdings Grouping
Holdings [Line Items]
Percent of Net Asset Value	40.90%
C000005552 | Ground Transportation Revenue
Holdings [Line Items]
Percent of Net Asset Value	22.70%
C000005552 | Hospital Revenue
Holdings [Line Items]
Percent of Net Asset Value	14.90%
C000005552 | Dedicated Tax Revenue
Holdings [Line Items]
Percent of Net Asset Value	13.40%
C000005552 | General Obligations - State
Holdings [Line Items]
Percent of Net Asset Value	12.40%
C000005552 | General Obligations - Local
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000005552 | Water & Sewer Revenue
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000005552 | Electric Revenue
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000005552 | Industrial & Pollution Control Revenue
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000005552 | Lease Revenue
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000005552 | Other 2
Holdings [Line Items]
Percent of Net Asset Value	16.10%
C000117203 | New York
Holdings [Line Items]
Percent of Net Asset Value	12.20%
C000117203 | Virginia
Holdings [Line Items]
Percent of Net Asset Value	8.80%
C000117203 | Texas
Holdings [Line Items]
Percent of Net Asset Value	8.60%
C000117203 | Georgia
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000117203 | Puerto Rico
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000117203 | California
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000117203 | Florida
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000117203 | Michigan
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000117203 | Washington
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000117203 | Other Holdings Grouping
Holdings [Line Items]
Percent of Net Asset Value	40.90%
C000117203 | Ground Transportation Revenue
Holdings [Line Items]
Percent of Net Asset Value	22.70%
C000117203 | Hospital Revenue
Holdings [Line Items]
Percent of Net Asset Value	14.90%
C000117203 | Dedicated Tax Revenue
Holdings [Line Items]
Percent of Net Asset Value	13.40%
C000117203 | General Obligations - State
Holdings [Line Items]
Percent of Net Asset Value	12.40%
C000117203 | General Obligations - Local
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000117203 | Water & Sewer Revenue
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000117203 | Electric Revenue
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000117203 | Industrial & Pollution Control Revenue
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000117203 | Lease Revenue
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000117203 | Other 2
Holdings [Line Items]
Percent of Net Asset Value	16.10%
C000211685 | New York
Holdings [Line Items]
Percent of Net Asset Value	12.20%
C000211685 | Virginia
Holdings [Line Items]
Percent of Net Asset Value	8.80%
C000211685 | Texas
Holdings [Line Items]
Percent of Net Asset Value	8.60%
C000211685 | Georgia
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000211685 | Puerto Rico
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000211685 | California
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000211685 | Florida
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000211685 | Michigan
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000211685 | Washington
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000211685 | Other Holdings Grouping
Holdings [Line Items]
Percent of Net Asset Value	40.90%
C000211685 | Ground Transportation Revenue
Holdings [Line Items]
Percent of Net Asset Value	22.70%
C000211685 | Hospital Revenue
Holdings [Line Items]
Percent of Net Asset Value	14.90%
C000211685 | Dedicated Tax Revenue
Holdings [Line Items]
Percent of Net Asset Value	13.40%
C000211685 | General Obligations - State
Holdings [Line Items]
Percent of Net Asset Value	12.40%
C000211685 | General Obligations - Local
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000211685 | Water & Sewer Revenue
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000211685 | Electric Revenue
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000211685 | Industrial & Pollution Control Revenue
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000211685 | Lease Revenue
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000211685 | Other 2
Holdings [Line Items]
Percent of Net Asset Value	16.10%